Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Gross Carrying Value					$ 667	$ 1,004
Effects of Foreign Currency	$ (34)		$ (34)		29	(76)
Impairment Losses for the period	$ (662)		$ (662)			(261)
Net Carrying Value					$ 696	$ 667